Investment Company Administration, L.L.C.
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741


March 10, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

   Re: Brandes Investment Trust
       Registration Nos. 033-81396 and 811-08614
       CIK No. 0000926678

Ladies and Gentlemen:

We are filing electronically, on behalf of Brandes Institutional International Equity Fund (the "Fund"), this certification pursuant to Rule 497(j). On March 1, 1999 the above referenced registrant filed a Post Effective Amendment Number 10 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-99-000164.

Please do not hesitate to contact me at (626) 852-1033 should you have any further questions.


Very Truly Yours,


/s/Theodore G. Bradpiece
--------------------------------
Theodore G. Bradpiece
Assistant Treasurer
Brandes Investment Trust

cc: Michael Glazer, Esq.
    Betsy Blodgett
    Gerald Wheeler, Esq.